Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 492,922	¥ 492,922
Net book value	¥ 46,252,522		$ 6,461,113	¥ 46,745,444